Submission	May 07, 2025
Submission [Line Items]
Central Index Key	0001043219
Registrant Name	ANNALY CAPITAL MANAGEMENT INC
Registration File Number	333-282261
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES